Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	$ 4,433	$ 2,268	$ 2,336
Balance as of 31 March 2024	2,268
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2,644
Increase in provisions recognized in the income statement	1,243
Release of provisions recognized in the income statement	(179)
Provisions used in conformity with designated purpose	(1,519)
Foreign currency translation and other movements	(24)
Balance as of 30 June 2024	4,433
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	3,174	1,756	1,810
Balance as of 31 March 2024	1,756
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,986
Increase in provisions recognized in the income statement	1,027
Release of provisions recognized in the income statement	(148)
Provisions used in conformity with designated purpose	(1,434)
Foreign currency translation and other movements	(13)
Balance as of 30 June 2024	3,174
Increase in IAS 37 provision related to the funding obligation	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	760	196	209
Balance as of 31 March 2024	196
Provisions recognized upon merger of UBS AG and Credit Suisse AG	463
Increase in provisions recognized in the income statement	186
Release of provisions recognized in the income statement	(15)
Provisions used in conformity with designated purpose	(72)
Foreign currency translation and other movements	3
Balance as of 30 June 2024	760
Real estate related onerous contracts restructuring provision	461	137	146
Personnel-related restructuring provisions	299	59	64
Real estate
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	212	126	135
Balance as of 31 March 2024	126
Provisions recognized upon merger of UBS AG and Credit Suisse AG	89
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(3)
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	212
Other
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	287	$ 190	$ 181
Balance as of 31 March 2024	190
Provisions recognized upon merger of UBS AG and Credit Suisse AG	106
Increase in provisions recognized in the income statement	28
Release of provisions recognized in the income statement	(16)
Provisions used in conformity with designated purpose	(10)
Foreign currency translation and other movements	(13)
Balance as of 30 June 2024	$ 287